Shareholder's Equity (Details) - Schedule of beginning and ending balance for the liabilities ¥ in Thousands	11 Months Ended
Dec. 31, 2021 CNY (¥)
Schedule of beginning and ending balance for the liabilities [Abstract]
Insurance of warrants on February 2, 2021	¥ 18,244
Change in fair value	(6,837)
Foreign currency translation adjustment	(196)
Balance – December 31, 2021	¥ 11,211